Note 15 - Investment in Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of subsidiaries [text block]
Subsidiary Undertakings	Percentage of shares held	Registered address
VivoPower International Services Limited	100%	28 Esplanade, St Helier, Jersey, JE2 3QA
VivoPower USA, LLC	100%
VivoPower US-NC-31, LLC	100%
VivoPower US-NC-47, LLC	100%	251 Little Falls Drive, Wilmington, DE,
VivoPower (USA) Development, LLC	100%	USA 19808
Caret, LLC (formerly Innovative Solar Ventures I, LLC)	100%
Caret Decimal, LLC	100%
VivoPower Pty Ltd	100%
Aevitas O Holdings Pty Ltd	100%
Aevitas Group Limited	100%
Aevitas Holdings Pty Ltd	100%	153 Walker St, North Sydney NSW, Australia 2060
Electrical Engineering Group Pty Limited	100%
Kenshaw Solar Pty Ltd (formerly J.A. Martin Electrical Pty Limited)	100%
Kenshaw Electrical Pty Limited	100%
Tembo EV Australia Pty Ltd	100%
VivoPower Philippines Inc.	64%	Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street,
VivoPower RE Solutions Inc.	64%	E-Square Zone, Crescent Park West, Bonifacio Global City,
V.V.P. Holdings Inc. *	40%	Taguig, Metro Manila
Tembo e-LV B.V.	100%
Tembo 4x4 e-LV B.V.	100%	Marinus van Meelweg 20, 5657 EN, Eindhoven, NL
FD 4x4 Centre B.V.	100%
VivoPower International IMEA DMCC	100%	Unit 4522, DMCC Business Centre, Level No 1, Gemplex 3, Dubai, UAE